Schedule of Investments (unaudited)	iShares® MSCI China Multisector Tech ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 14.2%
Alibaba Group Holding Ltd.	26,000	$253,878
JD.com Inc.	16,600	246,071
PDD Holdings Inc., ADR(a)	1,927	288,626
Vipshop Holdings Ltd., ADR	11,164	179,405
		967,980
Capital Markets — 0.9%
East Money Information Co. Ltd., Class A	28,752	49,087
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	12,843
		61,930
Communications Equipment — 3.7%
BYD Electronic International Co. Ltd.	24,000	104,255
Guangzhou Haige Communications Group Inc. Co., Class A	4,800	7,162
Hengtong Optic-Electric Co. Ltd., Class A	4,000	8,240
Suzhou TFC Optical Communication Co. Ltd.	1,120	13,587
Yealink Network Technology Corp. Ltd., Class A	2,240	11,419
Zhongji Innolight Co. Ltd., Class A	1,600	34,437
ZTE Corp., Class A	7,200	26,674
ZTE Corp., Class H(a)	22,400	46,242
		252,016
Consumer Finance — 1.0%
Qifu Technology Inc.	3,630	70,132

Diversified Consumer Services — 6.4%
New Oriental Education & Technology Group Inc.(a)	35,600	283,812
TAL Education Group, ADR(a)	13,236	150,361
		434,173
Electrical Equipment — 5.8%
Contemporary Amperex Technology Co. Ltd., Class A	8,040	218,303
Eve Energy Co. Ltd., Class A	3,600	19,440
Ginlong Technologies Co. Ltd., Class A	800	6,343
Gongniu Group Co. Ltd.	895	14,891
Gotion High-tech Co. Ltd., Class A(a)	3,200	8,953
Jiangsu Zhongtian Technology Co. Ltd., Class A	6,000	12,435
Ningbo Orient Wires & Cables Co. Ltd.(a)	1,192	7,890
Ningbo Sanxing Medical Electric Co. Ltd.	2,400	11,222
Shanghai Moons’ Electric Co. Ltd.	800	5,403
Sieyuan Electric Co. Ltd.	1,200	11,643
Sungrow Power Supply Co. Ltd., Class A	2,800	38,038
Sunwoda Electronic Co. Ltd., Class A	3,200	6,827
TBEA Co. Ltd., Class A	8,980	18,452
Zhejiang Chint Electrics Co. Ltd., Class A	4,000	11,755
		391,595
Electronic Equipment, Instruments & Components — 9.5%
AAC Technologies Holdings Inc.	22,000	67,943
Accelink Technologies Co. Ltd., Class A	1,600	7,246
Avary Holding Shenzhen Co. Ltd., Class A	4,400	18,151
BOE Technology Group Co. Ltd., Class A	65,200	36,637
Chaozhou Three-Circle Group Co. Ltd., Class A	3,600	14,436
China Railway Signal & Communication Corp. Ltd., Class A	12,000	9,066
China Zhenhua Group Science & Technology Co. Ltd.,
Class A	1,200	7,463
Eoptolink Technology Inc. Ltd.	1,200	14,296
Everdisplay Optronics Shanghai Co. Ltd.(a)	20,800	5,927
Foxconn Industrial Internet Co. Ltd., Class A	24,000	75,480
GoerTek Inc., Class A	6,000	14,240
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,200	5,410
Hengdian Group DMEGC Magnetics Co. Ltd.	3,522	6,727
Huagong Tech Co. Ltd., Class A	2,000	8,253
Lens Technology Co. Ltd., Class A	9,000	18,962
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Lingyi iTech Guangdong Co., Class A	12,000	$8,155
Luxshare Precision Industry Co. Ltd., Class A	12,800	56,067
Maxscend Microelectronics Co. Ltd., Class A	840	10,078
OFILM Group Co. Ltd., Class A(a)	5,600	6,236
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	280	7,696
Shengyi Technology Co. Ltd., Class A	4,400	11,975
Shennan Circuits Co. Ltd., Class A	800	9,923
Sunny Optical Technology Group Co. Ltd.	21,600	119,252
SUPCON Technology Co. Ltd.	1,381	8,120
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A	2,800	6,058
TCL Technology Group Corp., Class A(a)	34,480	20,316
Unisplendour Corp. Ltd., Class A(a)	5,200	15,720
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,200	6,702
Wingtech Technology Co. Ltd., Class A(a)	2,400	10,089
Wuhan Guide Infrared Co. Ltd., Class A	7,368	6,653
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,600	15,546
Xiamen Faratronic Co. Ltd.	400	4,682
Zhejiang Dahua Technology Co. Ltd., Class A	6,000	13,555
		647,060
Entertainment — 9.2%
37 Interactive Entertainment Network Technology Group Co.
Ltd., Class A	4,000	7,998
Beijing Enlight Media Co. Ltd., Class A	4,800	6,002
Bilibili Inc.(a)	6,960	100,629
China Film Co. Ltd., Class A(a)	3,200	5,066
China Ruyi Holdings Ltd.(a)	192,000	52,648
iQIYI Inc., ADR(a)	14,212	65,802
Kingnet Network Co. Ltd.	3,600	5,386
Kingsoft Corp. Ltd.	28,000	89,889
Kunlun Tech Co. Ltd., Class A(a)	2,000	9,607
Mango Excellent Media Co. Ltd., Class A	3,600	11,463
NetEase Inc.	14,000	248,973
Tencent Music Entertainment Group, ADR	612	8,843
Wanda Film Holding Co. Ltd., Class A(a)	3,600	6,511
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	12,800	7,065
		625,882
Household Durables — 6.9%
Beijing Roborock Technology Co. Ltd., Class A	280	16,059
Ecovacs Robotics Co. Ltd., Class A	1,200	8,255
Gree Electric Appliances Inc. of Zhuhai, Class A	5,200	29,090
Haier Smart Home Co. Ltd., Class A	10,000	40,686
Haier Smart Home Co. Ltd., Class A	63,200	229,605
Hang Zhou Great Star Industrial Co.Ltd., Class A	2,000	6,999
Hangzhou Robam Appliances Co. Ltd., Class A	1,600	5,294
Hisense Home Appliances Group Co. Ltd.	1,600	8,957
Hisense Kelon Electrical Holdings Co. Ltd., Class H	10,000	45,394
Hisense Visual Technology Co. Ltd.	2,400	9,036
Midea Group Co. Ltd., Class A	6,400	57,002
Sichuan Changhong Electric Co. Ltd.	7,600	5,165
Zhejiang Supor Co. Ltd., Class A	800	5,844
		467,386
Interactive Media & Services — 14.9%
Autohome Inc., ADR	2,032	57,709
Baidu Inc.(a)	21,200	256,901
Kanzhun Ltd., ADR	7,892	167,705
Kuaishou Technology(a)(b)	38,400	274,198
Tencent Holdings Ltd.	5,500	255,165
		1,011,678
IT Services — 0.3%
Isoftstone Information Technology Group Co. Ltd., NVS(a)	1,725	9,477

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Range Intelligent Computing Technology Group Co. Ltd.	2,720	$9,663
		19,140
Machinery — 2.0%
Haitian International Holdings Ltd.	20,000	61,343
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,400	16,378
Ningbo Deye Technology Co. Ltd., NVS	1,208	11,231
Shandong Himile Mechanical Science & Technology Co. Ltd.	1,600	8,499
Shenzhen Inovance Technology Co. Ltd., Class A	2,400	19,130
Tian Di Science & Technology Co. Ltd., Class A	7,200	7,017
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	3,200	10,147
		133,745
Media — 0.2%
Jiangsu Phoenix Publishing & Media Corp. Ltd.	4,400	6,505
People.cn Co. Ltd.	2,000	6,066
		12,571
Semiconductors & Semiconductor Equipment — 11.6%
ACM Research Shanghai Inc.	568	5,935
Advanced Micro-Fabrication Equipment Inc./China, Class A	1,000	17,907
Amlogic Shanghai Co. Ltd.	684	5,474
Cambricon Technologies Corp. Ltd.(a)	668	16,002
China Resources Microelectronics Ltd.	2,456	12,890
Flat Glass Group Co. Ltd., Class A	4,000	13,597
Flat Glass Group Co. Ltd., Class H	12,000	24,377
GalaxyCore Inc., NVS	3,664	6,828
GCL Technology Holdings Ltd.	648,000	121,556
GigaDevice Semiconductor Inc., Class A	1,200	13,749
Hangzhou First Applied Material Co. Ltd., Class A	3,536	12,643
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	3,200	8,280
Hua Hong Semiconductor Ltd.(a)(b)	16,000	39,765
Hwatsing Technology Co. Ltd., NVS	280	6,779
Hygon Information Technology Co. Ltd., NVS	4,180	41,003
Ingenic Semiconductor Co. Ltd., Class A	800	6,387
JA Solar Technology Co. Ltd., Class A	5,888	12,238
JCET Group Co. Ltd., Class A	3,200	11,463
Jiangsu Pacific Quartz Co. Ltd., NVS	800	4,279
Jinko Solar Co. Ltd.	14,776	16,609
LONGi Green Energy Technology Co. Ltd., Class A	13,920	35,649
Montage Technology Co. Ltd., Class A	2,400	17,514
National Silicon Industry Group Co. Ltd., Class A(a)	5,600	10,455
NAURA Technology Group Co. Ltd., Class A	900	36,292
Piotech Inc., NVS	353	9,005
Rockchip Electronics Co. Ltd.	800	6,290
Sanan Optoelectronics Co. Ltd., Class A	9,200	15,869
SG Micro Corp., Class A	880	9,404
Shanghai Aiko Solar Energy Co. Ltd.	3,163	5,068
Shenzhen Goodix Technology Co. Ltd., Class A	800	6,805
StarPower Semiconductor Ltd., Class A	420	5,052
Suzhou Maxwell Technologies Co. Ltd., Class A	480	8,683
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
TCL Zhonghuan Renewable Energy Technology Co. Ltd.,
Class A	8,100	$12,338
Tianshui Huatian Technology Co. Ltd., Class A	6,000	6,760
TongFu Microelectronics Co. Ltd., Class A	2,800	8,882
Tongwei Co. Ltd., Class A	8,400	26,571
Trina Solar Co. Ltd.	4,200	12,795
Unigroup Guoxin Microelectronics Co. Ltd., Class A(a)	1,619	12,319
Will Semiconductor Co. Ltd. Shanghai, Class A	2,020	26,117
Xinjiang Daqo New Energy Co. Ltd.(a)	3,688	13,590
Xinyi Solar Holdings Ltd.	144,000	95,290
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A	2,400	10,592
		789,101
Software — 3.8%
360 Security Technology Inc., Class A(a)	13,546	15,400
Beijing Kingsoft Office Software Inc., Class A	800	28,556
China National Software & Service Co. Ltd., Class A(a)	1,549	6,555
Empyrean Technology Co. Ltd., NVS	800	8,739
Hundsun Technologies Inc., Class A	3,520	9,739
Iflytek Co. Ltd., Class A	3,600	20,969
Kingdee International Software Group Co. Ltd.(a)	88,000	90,611
Sangfor Technologies Inc., Class A(a)	800	6,035
Shanghai Baosight Software Co. Ltd., Class A	3,240	17,666
Shanghai Baosight Software Co. Ltd., Class B	18,144	39,480
Thunder Software Technology Co. Ltd., Class A	800	6,222
Yonyou Network Technology Co. Ltd., Class A(a)	6,600	10,231
		260,203
Technology Hardware, Storage & Peripherals — 9.4%
Anker Innovations Technology Co. Ltd.	1,001	9,668
China Greatwall Technology Group Co. Ltd., Class A	5,600	7,167
GRG Banking Equipment Co. Ltd., Class A	4,400	6,527
IEIT Systems Co. Ltd., Class A	2,800	14,007
Lenovo Group Ltd.	216,000	311,150
Ninestar Corp., Class A	2,400	9,014
Shenzhen Transsion Holdings Co. Ltd., Class A	1,424	25,701
Xiaomi Corp., Class B(a)(b)	113,600	254,367
		637,601
Total Investments — 99.8%
(Cost: $8,257,834)		6,782,193

Other Assets Less Liabilities — 0.2%		12,041

Net Assets — 100.0%		$6,794,234

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China Multisector Tech ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$24	(b)	$—	$(24)	$—	$—	—	$941	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0	(b)	—	—	—	—	—	216		—
					$(24)	$—	$—		$1,157		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,058,720	$5,723,473	$—	$6,782,193

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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